Stock-Based Compensation Expense Related to Stock Options and Stock Units (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 11,120	$ 9,331	$ 8,546
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	509	307	175
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	8,972	7,611	8,091
Selling and marketing expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,441	1,225	273
Research and development expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 198	$ 188	$ 7